Note 14 - Equity Incentive Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	EQUITY INCENTIVE PLANS

The Company currently has two option plans in place: an Amended and Restated 2004 Equity Incentive Plan, which includes an Amended and Restated 2004 Italy Stock Award Sub-Plan, and a 2007 Stock Option Plan (collectively, the “Plans”) .

Amended and Restated 2004 Equity Incentive Plan

Certain of the Company’s employees and directors participate in the Amended and Restated 2004 Equity Incentive Plan and Italy Stock Award Plan.  These plans were initially adopted on September 30, 2004 and amended on April 27, 2007.  The plans provide for the issue of incentives awards for up to 1,500,000 ordinary shares to employees, consultants, directors, and non-employee directors. Awards may be in the form of either incentive or non-qualified options.  Our compensation committee determines the price of share options granted under the incentive plan, with the provision that the exercise price for an incentive share option cannot be less than 100% of the fair market value of our ordinary shares on the date of grant.  The term of share options granted under the incentive plan generally may not exceed ten years, although the shareholders’ authorization for a capital increase relating to the ordinary shares issuable upon exercise of such options expires on September 30, 2019.  As of December 31, 2012, there were 1,116,379 shares underlying outstanding options and 360,455 shares available for future grants under this plan. Shares subject to options that have expired or have otherwise terminated without being exercised in full become available again for issuance under the plan.

Options granted under the incentive plan vest at the rate determined by our compensation committee. Typically, options granted under the incentive plan to officers and employees vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

2004 Italy Stock Award Sub-Plan

Our Amended and Restated 2004 Italy Stock Award Sub-Plan is a part of our Amended and Restated 2004 Equity Incentive Plan and provides for the grant of share options and the issuance of share grants to certain of our employees who reside in the Republic of Italy and who are liable for income tax in the Republic of Italy. Generally, the exercise price for a share option under the Italy sub-plan cannot be lower than the average of the closing price of our ordinary shares as listed on the Nasdaq Global Market System over the 30 days preceding the date of grant.

Amended 2007 Stock Option Plan

On April 27, 2007, the Company’s shareholders approved the 2007 Stock Option Plan providing for options that may be granted to the Company’s directors, employees and consultants to purchase up to 3,200,000 ordinary shares. As of December 31, 2012, there were 1,144,838 shares underlying outstanding options and 1,996,162 shares available for future grants under this plan.  Shares subject to options that have expired or have otherwise terminated without being exercised in full become available again for issuance under the plan.

The 2007 Stock Option Plan is administered by our board of directors or a committee appointed by our board of directors. The board or the committee determines recipients and types of options to be granted, including the number of shares subject to an option, the vesting schedule of options, the exercisability of options and, subject to applicable restrictions, other terms of the options. The board of directors has delegated responsibility for administration of the 2007 Stock Option Plan to the compensation committee.

The term of share options granted under the 2007 Stock Option Plan generally may not exceed the earlier of ten years or March 26, 2022.  Our compensation committee determines the price of share options granted under the 2007 Stock Option Plan, subject to certain limitations.

Options granted under the 2007 Stock Option Plan vest at the rate determined by our compensation committee. Typically, options granted to employees under the 2007 Stock Option Plan vest over three years, with one-third of the shares covered by the option vesting on the first anniversary of the grant date and the remainder vesting monthly over the next two years.

The board of directors may amend the 2007 Stock Option Plan at any time. Amendments will be submitted for shareholder approval to the extent required under applicable laws, rules and regulations. The 2007 Stock Option Plan will terminate on March 26, 2022 unless earlier terminated by the board of directors or a committee appointed by the board of directors.

The following table lists the balances available under the Plans at December 31, 2012.

	Amended and Restated Nonstatutory Plan and Agreement	Amended and Restated 2004 Stock Option Plan	2007 Stock Option Plan
Number of shares authorized	60,000	1,500,000	3,200,000
Number of option granted since inception	60,000	2,508,400	1,547,578
Number of options exercised	60,000	23,166	59,000
Number of options cancelled/expired		1,365,855	346,740
Number of shares available for grant and available for future grant		360,455	1,996,162

Stock-based compensation expenses are measured at the grant date on the basis of fair value of the award ultimately expected to vest and recognized as expenses over the service period, which is generally the vesting period.  The Company recorded non-cash compensation expenses of €1,523, €1,666 and €1,916 for the years ended December 31, 2010, 2011 and 2012, respectively.

	For the Year Ended December 31,
	2010	2011	2012
Cost of goods sold	66	39	46
Research and development	237	157	120
General and administrative	1,220	1,354	1,377
Sales and Marketing	-	116	373
Total stock based compensation	1,523	1,666	1,916

The weighted average grant-date fair market values of options granted to officers, employees and directors in the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $3.18, $5.81 and $5.64.The valuation of options granted was based on the following weighted average assumptions:

	For the Year Ended December 31,
	2010	2011	2012
Risk free interest rate	2.49%	3.19%	2,10%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	92.59%	92.82%	93.55%
Expected term (in years)	5.77	5.44	5.71

The fair value of the stock options is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. However, unlike the Black-Scholes model, the binomial model also considers the contractual term of the option, the probability that the options will be exercised prior to the end of its contractual life, the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the euro and the dollar. For these reasons, we believe that the binomial model provides a fair value that is more representative of actual experience and future expected experience than that value calculated using the Black-Scholes model.

The binomial model accounts for volatility in the price of the Company’s stock, the risk-free interest rate, the estimated life of the option, the closing market price of the Company’s stock and the exercise price of the stock. Some of these inputs are highly subjective assumptions which can vary over time.  In order to determine the expected volatility, the Company analyzed available information, including past experience of a group of stocks in the industry having similar traits. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company assumed that no dividends would be paid during the expected term of the options.

All of the Company’s stock options vest ratably through continued employment over the vesting period. Once vested, options become exercisable immediately. Share-based compensation expenses recognized in the statements of income are based on awards ultimately expected to vest, reduced for estimated forfeitures. Based on historical data, the pre-vesting forfeiture percentage was estimated to be approximately zero. If pre-vesting forfeitures occur in the future, the Company will record the effect of such forfeitures as they occur.

The Company expects to incur significant non-cash compensation expenses for option grants in the future.  As of December 31, 2012, compensation costs not yet recognized totaled €1,441, which are expected to be expensed over a maximum vesting period of 36 months.

 A summary of the Company’s stock option activity based on the exchange rate in effect at the grant date is as follows:

	Shares Available for Grant	Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2009	672,822	1,597,030	€8.96	$12.12
Granted	(1,410,000)	1,410,000	€3.68	$4.82
Exercised	-	-	-	-
Cancellations	1,213,537	(983,389)	€9.89	$12.80
Options outstanding at December 31, 2010	476,359	2,023,641	€4.83	$6.70
Available under revised stock option plan	2,200,000	-
Granted	(657,300)	657,300	€5.81	$8.54
Exercised	(12,833)	(12,833)	€6.65	$7.97
Cancellations	482,865	(470,033)	€7.57	$9.66
Options outstanding at December 31, 2011	2,489,092	2,198,075	€4.53	$6.61
Granted	(161,500)	161,500	€6.90	$9.02
Exercised	(69,333)	(69,333)	€4.48	$5.30
Cancellations	98,358	(29,025)	€4.77	$6.50
Options outstanding at December 31, 2012	2,356,617	2,261,217	€4.70	$6.82

Cash received for exercised stock options amounted to nil, €77 and €277 in the years ended December 31, 2010, 2011 and 2012, respectively. The intrinsic values of options exercised in 2010, 2011 and 2012 were nil, $14 and $318, respectively. The total fair values of options vested during 2010, 2011 and 2012 were $3,031, $3,503 and $7,467, respectively.

The following table summarizes outstanding and exercisable options as of December 31, 2012:

			Options Outstanding							Options Exercisable
Exercise Price			Number Outstanding	Weighted- Average Years Remaining on Contractual Life			Weighted Average Exercise Price			Number Exercisable	Weighted Average Exercise Price
$4.57	-	$5.00	1,136,984	6.35	-	7.33	$4.57	-	$5.00	1,062,444	$4.57	-	$5.00
$5.49	-	$6.00	105,000	7.92	-	8.87	$5.49	-	$6.00	63,333	$5.49	-	$6.00
$6.06	-	$7.08	108,830	8.86	-	2.82	$6.06	-	$7.08	61,125	$6.06	-	$7.08
$8.47	-	$8.85	117,941	9.23	-	8.57	$8.47	-	$8.85	45,050	$8.47	-	$8.85
$9.00	-	$9.20	232,000	2.50	-	9.16	$9.00	-	$9.20	217,556	$9.00	-	$9.20
$9.26	-	$9.30	403,354	8.16	-	9.36	$9.26	-	$9.30	271,217	$9.26	-	$9.30
$9.91	-	$13.98	74,108	8.35	-	5.00	$9.91	-	$13.98	74,108	$9.91	-	$13.98
$14.80	-	$16.52	59,000	4.96	-	4.85	$14.80	-	$16.52	59,000	$14.80	-	$16.52
$18.95			24,000	4.23			$18.95			24,000	$18.95
			2,261,217							1,877,833

At December 31, 2012 the aggregate intrinsic value of the outstanding options and the aggregate intrinsic value of the exercisable options were $10,368 and $8,891, respectively.